Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Expense
Schedule of Income Tax Expense

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(16,389,292)	(11,571,240)	34,402,821

Tax at the statutory tax rate of 25% (2023/2022: 25%)	(4,097,323)	(2,892,810)	8,600,705

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Fair value loss on investments	208,488	-	-
Impairment of Investment in Snow Lake Resources	1,921,936	-	-
Share-based payments	83,917	195,059	300,013
Share of profits(losses) - associates	493,899	1,563,690	(7,272)

Tax effect of expense not deductible in determining taxable profit (tax loss)	(1,389,083)	(1,134,061)	8,893,446
Current year temporary differences not recognized	1,389,083	1,134,061	(8,893,446)
Income tax expense	-	-	-

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	41,434,748	39,205,645	19,808,028

Potential tax benefit @ 25%/21%	10,127,636	9,624,883	4,952,007